Property, plant and equipment - Disclosure of Benchmark Prices Used in Impairment Tests (Detail)	Dec. 31, 2018 $ / CAD $ / bbl $ / MMBTU
Disclosure of detailed information about property, plant and equipment [line items]
2019 | $ / CAD	0.77
2020 | $ / CAD	0.80
2021 | $ / CAD	0.80
2022 | $ / CAD	0.80
2023 | $ / CAD	0.80
2024 - 2029 | $ / CAD	0.80
2019	0.00%
2020	2.00%
2021	2.00%
2022	2.00%
2023	2.00%
2024 - 2029	2.00%
Thereafter (inflation percentage)	2.00%
WTI [member]
Disclosure of detailed information about property, plant and equipment [line items]
2019 | $ / bbl	63.00
2020 | $ / bbl	67.00
2021 | $ / bbl	70.00
2022 | $ / bbl	71.40
2023 | $ / bbl	72.83
2024 - 2029 | $ / bbl	78.10
Thereafter (inflation percentage)	2.00%
AECO [member]
Disclosure of detailed information about property, plant and equipment [line items]
2019 | $ / MMBTU	1.95
2020 | $ / MMBTU	2.44
2021 | $ / MMBTU	3.00
2022 | $ / MMBTU	3.21
2023 | $ / MMBTU	3.30
2024 - 2029 | $ / MMBTU	3.63
Thereafter (inflation percentage)	2.00%